Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Percent of tax losses carried forward	90.00%
Expected recognition of deferred tax assets, period	10 years
Percentage of unrecognised tax losses that can be carried forward indefinitely	93.00%
Unrecognised deferred tax assets	$ 2,823	$ 2,164
US, the UK, Norway, Angola, Canada and Brazil
Income Tax [Line Items]
Deferred tax assets	5,053	6,850
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	1,833	3,553
Angola
Income Tax [Line Items]
Unrecognised deferred tax assets	681	650
Canada
Income Tax [Line Items]
Unrecognised deferred tax assets	456	401
UK
Income Tax [Line Items]
Unrecognised deferred tax assets	$ 526	$ 117